INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
SCHEDULE OF INTANGIBLE ASSETS NET

Intangible assets, net consisted of the following:

	As of June 30,
	2026	2025
Land use rights	$786,497	$748,296
Less: accumulated amortization	(252,990)	(225,736)
Intangible assets, net	$533,507	$522,560

SCHEDULE OF ESTIMATED FUTURE AMORTIZATION

Estimated future amortization is as follows as of June 30, 2026, by year:

12 months ending June 30,	Amortization expense
2027	$15,730
2028	15,730
2029	15,730
2030	15,730
2031	15,730
Thereafter	454,857
Total	$533,507